Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANTAGEPOINT FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2016
Vantagepoint Milestone 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Milestone 2020 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To offer high total return consistent with the Fund’s current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2015, the Fund’s portfolio turnover rate was 11.10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.10%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds (“ETFs”) using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2020. The Fund invests in a combination of equity, fixed income, and multi-strategy investments that the Fund’s investment adviser believes to be appropriate. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies, and real estate investment trusts (REITs), among others. As time elapses, the Fund’s allocation to equity and multi-strategy investments decreases and the Fund’s allocation to fixed income investments increases so that by June 30 of the year 2030 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 30% in equity funds, 63% in fixed income funds, and 7% in the multi-strategy fund.

The Fund’s allocations will change over time. The Fund invests in the following funds at target allocations within the current ranges indicated:

Fixed Income Funds	Allocation Range

Vantagepoint Low Duration Bond Fund	7% - 17%

Vantagepoint Core Bond Index Fund	14% - 24%

Vantagepoint Inflation Focused Fund	0% - 10%

Vantagepoint High Yield Fund	0% - 9%

Equity Funds	Allocation Range

Vantagepoint Equity Income Fund	7% - 17%

Vantagepoint Growth & Income Fund	4% - 14%

Vantagepoint Growth Fund	2% - 12%

Vantagepoint Select Value Fund	0% - 6%

Vantagepoint Mid/Small Company Index Fund	1% - 11%

Vantagepoint Aggressive Opportunities Fund	0% - 6%

Vantagepoint Discovery Fund	0% - 6%

Vantagepoint International Fund	5% - 15%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund	Allocation Range

Vantagepoint Diversifying Strategies Fund	8% - 18%

Subject to the supervision of the Fund’s Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2020. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 46% equity, 41% fixed income, and 13% multi-strategy. The asset mix will become progressively more conservative so that by the year 2020 (“target year”), the mix will approximate 40% equity, 48% fixed income, and 12% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 30%, the multi-strategy allocation is reduced to approximately 7%, and the fixed income allocation is increased to approximately 63%. At that time (10 years after 2020), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. The glide path followed before May 1, 2014 had a different asset allocation to fixed income, equity and multi-strategy investments. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets. The Fund invests in T Shares of the underlying Vantagepoint Funds.

		This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2020.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

Investing in Other Investment Companies—A Fund’s investment in another investment company (including another Fund) is subject to the risks associated with that investment company’s portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund’s own fees and expenses.

ETF Risks—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF’s shares may trade above or below their net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) secondary market trading in an ETF’s shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Markets Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally have a higher risk of default and tend to be less liquid than traditional non-convertible securities. In addition, the convertible securities a Fund invests in may be rated below investment grade or may be unrated, which could increase their risks. Below investment grade securities are speculative and involve a greater risk of default than investment grade securities. The market prices of lower rated convertible securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

High Yield Securities Risk—Securities that are rated below “investment grade” (commonly known as “high yield securities” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase. Investments in fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Mortgage-Backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-Backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Prepayment and Extension Risk—Mortgage-backed and asset-backed securities are exposed to prepayment risk and extension risk. Prepayment risk may occur when borrowers pay their mortgages or loans more quickly than expected under the terms of the mortgage or loan. In such circumstances, a holder of such security may then be forced to reinvest the proceeds of prepayments in lower-yielding instruments, resulting in a decline in the holder’s income. Prepayments typically occur during periods of falling interest rates. Conversely, extension risk may occur when rising interest rates result in slower than expected or decreased prepayments. When that occurs, the average life or duration of the security may be extended and may make it more sensitive to interest rates changes. Such extension may also effectively lock-in a below market interest rate and reduce the value of the security.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

		Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index or passively managed strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities in an index or passively managed strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index or passively managed strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the underlying index strategy funds (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index and the timing of the rebalancing of the underlying index strategy funds; and (iii) the timing of cash flows into and out of the underlying index strategy funds.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. In connection with these changes, the Fund’s transfer agent has contractually agreed to waive a portion of its fees on the T Shares of the underlying Index Funds through April 30, 2017. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark, and a group of mutual funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation-Linked Bond Index (Series-L), S&P 500 Index, Russell 2000 Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-669-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.icmarc.org/vpperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Investor M Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
12.97%	-14.63%
(2nd Qtr 2009)	(4th Qtr 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

		Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation-Linked Bond Index (Series-L), S&P 500 Index, Russell 2000 Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations.
Vantagepoint Milestone 2020 Fund | TM Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.03%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	$ 714
1 year	rr_AverageAnnualReturnYear01	(1.56%)
5 years	rr_AverageAnnualReturnYear05	6.01%
10 years	rr_AverageAnnualReturnYear10	4.90%
Vantagepoint Milestone 2020 Fund | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
Transaction fees (All share classes)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	$ 1,014
2006	rr_AnnualReturn2006	11.92%
2007	rr_AnnualReturn2007	7.17%
2008	rr_AnnualReturn2008	(26.86%)
2009	rr_AnnualReturn2009	23.43%
2010	rr_AnnualReturn2010	11.27%
2011	rr_AnnualReturn2011	(0.26%)
2012	rr_AnnualReturn2012	11.25%
2013	rr_AnnualReturn2013	16.83%
2014	rr_AnnualReturn2014	4.49%
2015	rr_AnnualReturn2015	(1.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.63%)
1 year	rr_AverageAnnualReturnYear01	(1.89%)
5 years	rr_AverageAnnualReturnYear05	5.85%
10 years	rr_AverageAnnualReturnYear10	4.82%
Vantagepoint Milestone 2020 Fund | Return after taxes on distributions | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.88%)
5 years	rr_AverageAnnualReturnYear05	4.50%
10 years	rr_AverageAnnualReturnYear10	3.73%
Vantagepoint Milestone 2020 Fund | Return after taxes on distributions and sale of fund shares | Investor M Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.15%
5 years	rr_AverageAnnualReturnYear05	4.44%
10 years	rr_AverageAnnualReturnYear10	3.71%
Vantagepoint Milestone 2020 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.38%
5 years	rr_AverageAnnualReturnYear05	12.57%
10 years	rr_AverageAnnualReturnYear10	7.31%
Vantagepoint Milestone 2020 Fund | Custom Benchmark (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.09%
5 years	rr_AverageAnnualReturnYear05	7.73%
10 years	rr_AverageAnnualReturnYear10	6.24%
Vantagepoint Milestone 2020 Fund | Morningstar Target Date 2016-2020 Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.57%)
5 years	rr_AverageAnnualReturnYear05	5.11%
10 years	rr_AverageAnnualReturnYear10	4.17%

[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.